Lease (Details) - Schedule of minimum future annual payments under non-cancellable leases - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of minimum future annual payments under non-cancellable leases [Abstract]
2022 (excluding three months ended March 31, 2022)	$ 266,024	$ 353,896
2023	359,279	360,994
2024	374,283	375,938
2025	338,676	338,676
Thereafter	56,916	56,916
Total future minimum lease payments, undiscounted	1,395,178	1,486,420
Less: Imputed interest	12,484	14,521
Present value of future minimum lease payments	$ 1,382,694	$ 1,471,899